MONTEAGLE FUNDS

on behalf of its separate series

SMART DIVERSIFICATION FUND

Supplement dated July 13, 2020 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated December 27, 2019, as supplemented to date

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Effective July 13, 2020, the address of Luken Investment Analytics, LLC, sub-advisor to the Smart Diversification Fund (the “Fund”), is now 136 Frierson Street, Brentwood, TN 37027. Therefore, all references to the address of “1894 General George Patton Dr. Ste 500, Franklin, TN 37067-4674” is hereby replaced with “136 Frierson Street, Brentwood, TN 37027” in the Fund’s Prospectus and SAI.

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, each dated December 27, 2019, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1 (888) 263-5593 or by writing to Mutual Shareholder Services, LLC at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Please retain this Supplement for future reference.